Commitment, Contingencies and Guarantees - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Loss Contingencies [Line Items]
Provision for litigation proceedings	$ 1,203	$ 1,203		$ 2,200
Cash held in reserve	5,690	5,690		12,200
Additional provision		0		2,206
Proceeds under line of credit		650,000	$ 675,000
Right of use asset	38,251	38,251		$ 22,120
Lease liabilities	42,317	42,317
Estimated future lease payment	6,161	6,161
Financial guarantee contracts
Loss Contingencies [Line Items]
Proceeds under line of credit	0	6,510
Lease Agreement [Member]
Loss Contingencies [Line Items]
Right of use asset	21,289	21,289
Lease liabilities	$ 22,043	$ 22,043